Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities
Schedule of contract liabilities

	Unfavourable	Unfavourable	Unfavourable	Total
	contract rights	contract rights	contract rights	Contract
(U.S. Dollars in thousands)	Tuva Knutsen	Live Knutsen	Daqing Knutsen	liabilities
Contract liabilities, December 31, 2023	$—	$—	$—	$—
Additions	(27,628)	—	—	(27,628)
Amortization for the period	963	—	—	963
Contract liabilities, December 31, 2024	(26,665)	—	—	(26,665)
Additions	—	(24,463)	(24,754)	(49,217)
Amortization for the period	2,406	2,602	1,748	6,756
Contract liabilities, December 31, 2025	$(24,259)	$(21,861)	$(23,006)	$(69,126)

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
2026	$(9,024)
2027	(9,024)
2028	(9,024)
2029	(9,024)
2030 and thereafter	(33,030)
Total	$(69,126)